Note 12 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Senior Notes	$ 150,000
Capital leases maturing at various dates through 2026	10,898
Other long-term debt maturing at various dates up to 2023	2,956
Long-term Debt and Lease Obligation, Including Current Maturities, Total	589,604
Less: current portion	56,478	$ 5,545
Long-term debt - non-current	533,126	$ 761,078
Revolving Credit Facility [Member]
Credit Agreement	$ 425,750